Consolidated Statements Of Operations (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 4,911	$ 5,871
Cost and expenses
Production costs and taxes	3,398	3,591
Depreciation, depletion, and amortization	716	795
General and administrative	1,302	1,245
Total cost and expenses	5,416	5,631
Net income (loss) from operations	(505)	240
Other income (expense)
Net interest expense	(10)	(5)
Gain on sale of assets	45	33
Other income	6	157
Total other income (expense)	41	185
Income (loss) from operations before income tax	(464)	425
Deferred income tax benefit (expense)	28	17
Net income (loss) from continuing operations	(436)	442
Net income from discontinued operations		1,127
Net income (loss)	$ (436)	$ 1,569
Net income (loss) per share - basic and fully diluted
Continuing operations	$ (0.04)	$ 0.04
Discontinued operations		$ 0.11
Shares used in computing earnings per share
Basic and fully diluted	10,651,342	10,628,170
Oil And Gas Properties [Member]
Revenues
Revenues	$ 4,911	$ 5,871